Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Summary of product warranty accrual included in accrued expenses
2015
Beginning balance, January 1, 2015	$242,000
Charged to cost of revenues	—
Usage	(242,000)
Ending balance, December 31, 2015	$—

Summary of deferred financing fees

Net Total
Cash fees and legal costs	$132,000
Warrants issued	246,000
Total deferred financing fees	378,000
Amortization – 2015	(34,000)
Net deferred financing fees, December 31, 2015	344,000

Less: Current Portion	(228,000)
Long Term Portion	$116,000

Summary of future minimum rental payments under operating leases
Year Ending December 31, 2016	$315,000
$315,000